Schedule of Maturities of Various Debt Arrangements (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Remainder of fiscal year	$ 8,170,858
Year 1	2,110,208	$ 5,887,345
Year 2	584,734	439,024
Year 3	474,576	726,287
Year 4	17,872,164
Total	29,212,540	7,052,656
Less: unamortized debt discount		(723,889)	$ (212,083)
Net amount due	19,095,977	6,328,767
Related Party [Member]
Short-Term Debt [Line Items]
Net amount due	40,298	20,149
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Remainder of fiscal year	4,176,250
Year 1	403,275	4,311,095
Year 2	107,673	425,000
Year 3		726,287
Year 4
Total	4,687,198	5,462,382
Less: unamortized debt discount		(723,889)
Net amount due		4,738,493
Convertible Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Remainder of fiscal year
Year 1
Year 2	40,298
Year 4
Total	40,298
Notes Payable [Member]
Short-Term Debt [Line Items]
Remainder of fiscal year	3,704,372
Year 1	1,298,013	1,576,250
Year 2		14,024
Year 3
Year 4
Total	5,002,385	1,590,274
Less: unamortized debt discount
Net amount due		$ 1,590,274
Mortgage Notes Payable [Member]
Short-Term Debt [Line Items]
Remainder of fiscal year	290,236
Year 1	408,920
Year 2	436,763
Year 3	474,576
Year 4	17,872,164
Total	$ 19,482,659